Details of Income Statement Items (Tables)	12 Months Ended
Dec. 31, 2024
Details Of Income Statement [Abstract]
Schedule of cost of sales
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Sales	6,841	7,536	10,015
Cost of sales
Materials consumed	2,341	2,547	3,152
Cost of labor	906	875	937
Energy and fuel	356	402	433
Depreciation and amortization	506	450	409
Other	476	591	52
	4,585	4,865	4,983

Schedule of expenses
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	722	714	792
Cost of labor	185	176	188
Other	207	203	201
	1,114	1,093	1,181
General and administrative expenses
Cost of labor	155	147	168
Professional Services	44	43	44
Other	60	70	79
	259	260	291
Research and development expenses
Cost of labor	52	56	55
Other	17	15	13
	69	71	68

Schedule of other income and expenses
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Other income
Contingent consideration	3	8	-
Rental Income	3	3	3
Insurance and energy tax refunds	3	2	15
Capital gain and profit from divestment	2	1	31
Employees benefits	2	-	-
Other	8	8	5
Other income recorded in the income statements	21	22	54
Other expenses
Provision for site closure, restoration costs and efficiency plan	24	45	6
Doubtful debts	14	2	1
Financial instrument at fair value	9	65	-
Provision for legal claims	4	1	17
Other	9	15	6
Other expenses recorded in the income statements	60	128	30

Schedule of financing income and expenses
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from changes in exchange rates	-	37	139
Financing income in relation to employee benefits	1	7	44
Interest income from banks and others	40	47	31
Net gain from change in fair value of derivative designated as economic hedge	-	-	-
Net gain from change in fair value of derivative designated as cash flow hedge	-	-	-
	41	91	214
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	3	54	98
Net loss from change in fair value of derivative designated as cash flow hedge	10	25	77
Interest expenses to banks and others	153	167	148
Financing expenses in relation to employees' benefits	13	13	7
Banks and finance institutions commissions (mainly commission on early repayment of loans)	5	7	7
Net loss from changes in exchange rates	4	-	-
Financing expenses	188	266	337
Net of borrowing costs capitalized	7	7	10
	181	259	327

Net financing expenses recorded in the income statements	140	168	113